PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 33,313	$ 31,469
Accumulated depreciation	28,124	25,512
Deprecated cost	5,189	5,957
Depreciation	2,813	3,308	$ 3,423
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	12,527	11,366
Accumulated depreciation	9,483	8,089
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	18,667	18,200
Accumulated depreciation	17,453	16,418
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Cost	955	847
Accumulated depreciation	568	463
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,164	1,056
Accumulated depreciation	$ 620	$ 542